STOCKHOLDERS' DEFICIT - Warrants (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member] - $ / shares			6 Months Ended	12 Months Ended
	Oct. 04, 2021	Mar. 16, 2021	Jun. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Share Price				$ 10.00
Founder Shares
Class of Warrant or Right [Line Items]
Shares subject to forfeiture		1,618,434
Stock sold		1,618,434
Share Price		$ 0.006	$ 8.54	$ 8.54
Common stock, conversion basis			The Founder Shares will automatically convert into shares of Class A common stock at the time of the Company’s initial business combination on a one-for-one basis	The Founder Shares will automatically convert into shares of Class A common stock at the time of the Company’s initial business combination on a one-for-one basis
Class B Common Stock | Founder Shares
Class of Warrant or Right [Line Items]
Shares subject to forfeiture	1,618,434
Stock sold	1,618,434
Share Price	$ 0.006